UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index
June 30, 2007


----------------------------------------------------------------------
                                                        Market Value
Description                               Shares        ($ Thousands)
----------------------------------------------------------------------
COMMON STOCK  -- 97.6%

CONSUMER DISCRETIONARY -- 10.0%
  Abercrombie & Fitch, Cl A                    11,000   $        803
  Amazon.com (D)*                              38,900          2,661
  Apollo Group, Cl A*                          17,503          1,023
  Autonation*                                  18,826            422
  Autozone*                                     6,194            846
  Bed Bath & Beyond (D)*                       35,433          1,275
  Best Buy                                     50,641          2,363
  Big Lots (D)*                                13,713            403
  Black & Decker                                8,209            725
  Brunswick                                    11,315            369
  Carnival (D)                                 55,284          2,696
  CBS, Cl B                                    92,301          3,076
  Centex                                       14,944            599
  Circuit City Stores                          17,754            268
  Citadel Broadcasting                          2,046             13
  Clear Channel Communications                 62,063          2,347
  Coach*                                       46,310          2,195
  Comcast, Cl A (D)*                          386,544         10,870
  Darden Restaurants                           18,113            797
  Dillard's, Cl A                               7,605            273
  DIRECTV Group*                               96,900          2,239
  Dollar General                               38,990            855
  Dow Jones (D)                                 8,163            469
  DR Horton (D)                                34,149            681
  E.W. Scripps, Cl A                           10,400            475
  Eastman Kodak (D)                            35,910            999
  Family Dollar Stores (D)                     18,922            649
  Ford Motor (D)                              236,609          2,229
  Fortune Brands                               19,019          1,567
  Gannett                                      29,347          1,613
  Gap                                          65,931          1,259
  General Motors (D)                           70,748          2,674
  Genuine Parts                                21,336          1,058
  Goodyear Tire & Rubber*                      24,993            869
  H&R Block (D)                                40,304            942
  Harley-Davidson (D)                          32,208          1,920
  Harman International Industries               8,200            958
  Harrah's Entertainment                       23,287          1,985
  Hasbro                                       20,091            631
  Hilton Hotels                                48,587          1,626
  Home Depot                                  247,364          9,734
  IAC/InterActive (D)*                         27,200            941
  International Game Technology                42,256          1,678
  Interpublic Group (D)*                       58,601            668
  J.C. Penney                                  28,180          2,040
  Johnson Controls                             24,619          2,850
  Jones Apparel Group                          13,590            384
  KB Home                                       9,655            380
  Kohl's*                                      40,847          2,901
  Leggett & Platt                              22,154            489
  Lennar, Cl A (D)                             17,207            629
  Limited Brands (D)                           42,727          1,173
  Liz Claiborne                                12,923            482
  Lowe's                                      188,836          5,795
  Macy's                                       57,464          2,286
  Marriott International, Cl A (D)             41,240          1,783
  Mattel                                       49,118          1,242
  McDonald's                                  149,360          7,582
  McGraw-Hill                                  42,321          2,881
  Meredith                                      4,863            300
  New York Times, Cl A (D)                     17,992            457
  Newell Rubbermaid                            34,747          1,023
  News, Cl A                                  291,033          6,173
  Nike, Cl B                                   47,294          2,757

----------------------------------------------------------------------
                                                        Market Value
Description                               Shares        ($ Thousands)
----------------------------------------------------------------------
  Nordstrom                                    28,602   $      1,462
  Office Depot*                                34,620          1,049
  OfficeMax                                     9,393            369
  Omnicom Group                                41,804          2,212
  Polo Ralph Lauren                             7,700            755
  Pulte Homes (D)                              26,555            596
  RadioShack (D)                               17,025            564
  Sears Holdings*                              10,365          1,757
  Sherwin-Williams                             13,916            925
  Snap-On                                       7,353            371
  Stanley Works                                10,379            630
  Staples                                      89,614          2,127
  Starbucks (D)*                               93,858          2,463
  Starwood Hotels & Resorts Worldwide          26,835          1,800
  Target                                      106,519          6,775
  Tiffany (D)                                  16,973            901
  Time Warner                                 474,214          9,978
  TJX                                          56,867          1,564
  Tribune (D)                                   9,197            270
  VF                                           11,214          1,027
  Viacom, Cl B*                                86,501          3,601
  Walt Disney                                 248,327          8,478
  Wendy's International                        10,808            397
  Whirlpool                                     9,805          1,090
  Wyndham Worldwide*                           23,602            856
  Yum! Brands                                  65,870          2,155
                                                        ------------
                                                             170,522
                                                        ------------
CONSUMER STAPLES -- 9.1%
  Altria Group                                261,856         18,367
  Anheuser-Busch                               95,374          4,975
  Archer-Daniels-Midland                       81,666          2,702
  Avon Products                                55,151          2,027
  Brown-Forman, Cl B                            9,876            722
  Campbell Soup                                27,275          1,059
  Clorox                                       18,942          1,176
  Coca-Cola                                   250,496         13,104
  Coca-Cola Enterprises                        34,817            836
  Colgate-Palmolive                            64,193          4,163
  ConAgra Foods                                63,152          1,696
  Constellation Brands, Cl A*                  24,100            585
  Costco Wholesale (D)                         56,518          3,307
  CVS                                         191,195          6,969
  Dean Foods                                   16,100            513
  Estee Lauder, Cl A                           14,500            660
  General Mills                                43,191          2,523
  Hershey                                      21,612          1,094
  HJ Heinz                                     40,649          1,930
  Kellogg                                      31,367          1,625
  Kimberly-Clark                               57,099          3,819
  Kraft Foods, Cl A                           199,388          7,028
  Kroger                                       88,559          2,491
  McCormick                                    16,261            621
  Molson Coors Brewing, Cl B                    5,823            538
  Pepsi Bottling Group                         16,436            554
  PepsiCo                                     203,767         13,214
  Procter & Gamble                            392,976         24,046
  Reynolds American (D)                        21,440          1,398
  Safeway                                      55,046          1,873
  Sara Lee                                     91,687          1,595
  SUPERVALU                                    25,997          1,204
  SYSCO                                        77,120          2,544
  Tyson Foods, Cl A                            31,590            728
  UST                                          20,040          1,076
  Wal-Mart Stores                             302,211         14,539
  Walgreen                                    125,144          5,449
  Whole Foods Market (D)                       17,600            674
--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index
June 30, 2007


----------------------------------------------------------------------
                                                        Market Value
Description                               Shares        ($ Thousands)
----------------------------------------------------------------------
  WM Wrigley Jr.                               27,260   $      1,508
                                                        ------------
                                                             154,932
                                                        ------------
ENERGY -- 10.5%
  Anadarko Petroleum                           57,880          3,009
  Apache                                       41,400          3,378
  Baker Hughes                                 40,034          3,368
  BJ Services                                  36,656          1,042
  Chesapeake Energy (D)                        51,200          1,772
  Chevron                                     268,697         22,635
  ConocoPhillips                              203,425         15,969
  Consol Energy                                22,800          1,051
  Devon Energy                                 55,613          4,354
  El Paso                                      87,294          1,504
  ENSCO International                          18,900          1,153
  EOG Resources (D)                            30,544          2,232
  Exxon Mobil                                 702,536         58,929
  Halliburton                                 114,279          3,943
  Hess                                         33,775          1,991
  Marathon Oil                                 84,856          5,088
  Murphy Oil (D)                               23,463          1,395
  Nabors Industries (D)*                       34,778          1,161
  National Oilwell Varco*                      21,934          2,286
  Noble (D)                                    16,771          1,635
  Occidental Petroleum                        104,804          6,066
  Peabody Energy (D)                           33,100          1,601
  Rowan                                        13,797            565
  Schlumberger (D)                            146,562         12,449
  Smith International (D)                      24,900          1,460
  Spectra Energy*                              78,461          2,037
  Sunoco                                       15,157          1,208
  Transocean*                                  35,578          3,771
  Valero Energy                                68,608          5,067
  Weatherford International*                   42,254          2,334
  Williams                                     74,765          2,364
  XTO Energy                                   46,035          2,767
                                                        ------------
                                                             179,584
                                                        ------------
FINANCIALS -- 20.4%
  ACE                                          40,885          2,556
  Aflac                                        61,508          3,162
  Allstate                                     75,259          4,629
  AMBAC Financial Group                        12,814          1,117
  American Express                            148,115          9,062
  American International Group                323,971         22,688
  Ameriprise Financial                         29,884          1,900
  AON (D)                                      37,329          1,591
  Apartment Investment &
  Management, Cl A+                            12,162            613
  Archstone-Smith Trust+                       27,568          1,630
  Assurant                                     11,100            654
  AvalonBay Communities+                        9,900          1,177
  Bank of America                             553,970         27,084
  Bank of New York*                            94,535          3,918
  BB&T                                         67,797          2,758
  Bear Stearns                                 14,998          2,100
  Boston Properties+ (D)                       14,900          1,522
  Capital One Financial (D)                    51,362          4,029
  CB Richard Ellis Group, Cl A*                23,400            854
  Charles Schwab                              128,427          2,635
  Chicago Mercantile Exchange
  Holdings, Cl A                                4,327          2,312
  Chubb                                        49,356          2,672
  Cincinnati Financial                         21,579            937
  CIT Group                                    24,208          1,327
  Citigroup                                   617,546         31,674

----------------------------------------------------------------------
                                                        Market Value
Description                               Shares        ($ Thousands)
----------------------------------------------------------------------
  Comerica                                     19,683   $      1,171
  Commerce Bancorp (D)                         23,400            866
  Compass Bancshares                           16,283          1,123
  Countrywide Financial                        73,771          2,682
  Developers Diversified Realty+               15,900            838
  E*Trade Financial*                           53,439          1,180
  Equity Residential+ (D)                      36,740          1,676
  Fannie Mae                                  120,181          7,851
  Federated Investors, Cl B                    11,145            427
  Fifth Third Bancorp                          69,511          2,764
  First Horizon National (D)                   15,715            613
  Franklin Resources                           20,915          2,771
  Freddie Mac                                  82,859          5,030
  General Growth Properties+                   30,700          1,626
  Genworth Financial, Cl A                     51,100          1,758
  Goldman Sachs Group                          51,162         11,089
  Hartford Financial Services Group            39,086          3,850
  Host Hotels & Resorts+                       65,100          1,505
  Hudson City Bancorp (D)                      61,900            756
  Huntington Bancshares                        45,575          1,036
  Janus Capital Group                          23,677            659
  JPMorgan Chase                              425,472         20,614
  Keycorp                                      49,483          1,699
  Kimco Realty+                                28,300          1,077
  Legg Mason                                   16,400          1,613
  Lehman Brothers Holdings                     65,806          4,904
  Lincoln National                             33,198          2,355
  Loews                                        56,373          2,874
  M&T Bank                                      9,561          1,022
  Marsh & McLennan (D)                         69,150          2,135
  Marshall & Ilsley                            31,970          1,523
  MBIA                                         16,827          1,047
  Mellon Financial                             52,002          2,288
  Merrill Lynch                               108,347          9,056
  Metlife                                      91,905          5,926
  MGIC Investment                              10,395            591
  Moody's (D)                                  29,208          1,817
  Morgan Stanley                              131,061         10,993
  National City (D)                            70,648          2,354
  Northern Trust                               23,605          1,516
  Plum Creek Timber+ (D)                       22,135            922
  PNC Financial Services Group                 43,283          3,098
  Principal Financial Group                    33,448          1,950
  Progressive                                  93,068          2,227
  Prologis+                                    32,060          1,824
  Prudential Financial                         58,166          5,656
  Public Storage+ (D)                          15,328          1,178
  Regions Financial (D)                        86,863          2,875
  Safeco (D)                                   13,238            824
  Simon Property Group+ (D)                    27,709          2,578
  SLM                                          51,343          2,956
  Sovereign Bancorp (D)                        45,144            954
  State Street                                 49,591          3,392
  SunTrust Banks                               44,396          3,807
  Synovus Financial                            40,875          1,255
  T. Rowe Price Group                          33,208          1,723
  Torchmark                                    12,205            818
  Travelers                                    82,232          4,399
  UnumProvident                                42,852          1,119
  US Bancorp                                  216,106          7,121
  Vornado Realty Trust+ (D)                    16,314          1,792
  Wachovia                                    237,960         12,195
  Washington Mutual (D)                       111,119          4,738
  Wells Fargo                                 416,306         14,642
  XL Capital, Cl A                             22,605          1,905


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index
June 30, 2007


----------------------------------------------------------------------
                                                        Market Value
Description                               Shares        ($ Thousands)
----------------------------------------------------------------------
  Zions Bancorporation                         13,760   $      1,058
                                                        ------------
                                                             348,282
                                                        ------------
HEALTH CARE -- 11.4%
  Abbott Laboratories                         191,768         10,269
  Aetna                                        64,602          3,191
  Allergan                                     38,366          2,211
  AmerisourceBergen                            23,696          1,172
  Amgen*                                      144,993          8,017
  Applera -- Applied Biosystems Group          22,957            701
  Barr Pharmaceuticals*                        13,300            668
  Bausch & Lomb*                                6,774            470
  Baxter International                         81,238          4,577
  Becton Dickinson                             30,562          2,277
  Biogen Idec*                                 42,798          2,290
  Biomet                                       30,636          1,401
  Boston Scientific*                          148,112          2,272
  Bristol-Myers Squibb                        244,701          7,723
  C.R. Bard                                    12,888          1,065
  Cardinal Health                              47,455          3,352
  Celgene (D)*                                 47,200          2,706
  Cigna                                        36,471          1,905
  Coventry Health Care*                        19,913          1,148
  Eli Lilly                                   122,430          6,841
  Express Scripts (D)*                         33,952          1,698
  Forest Laboratories*                         39,763          1,815
  Genzyme*                                     32,932          2,121
  Gilead Sciences*                            116,176          4,504
  Hospira*                                     19,504            761
  Humana*                                      20,797          1,267
  IMS Health                                   24,395            784
  Johnson & Johnson                           360,756         22,230
  King Pharmaceuticals (D)*                    30,386            622
  Laboratory of America Holdings (D)*          15,263          1,194
  Manor Care (D)                                9,114            595
  McKesson                                     36,969          2,205
  Medco Health Solutions*                      34,458          2,687
  Medtronic                                   142,917          7,412
  Merck                                       269,517         13,422
  Millipore (D)*                                6,793            510
  Mylan Laboratories                           30,611            557
  Patterson*                                   17,400            649
  PerkinElmer                                  15,240            397
  Pfizer                                      875,704         22,392
  Quest Diagnostics (D)                        19,824          1,024
  Schering-Plough                             184,472          5,615
  St. Jude Medical*                            43,094          1,788
  Stryker (D)*                                 37,242          2,350
  Tenet Healthcare (D)*                        58,976            384
  Thermo Fisher Scientific*                    52,543          2,718
  UnitedHealth Group                          166,447          8,512
  Varian Medical Systems (D)*                  16,100            684
  Waters*                                      12,697            754
  Watson Pharmaceuticals*                      12,771            415
  WellPoint*                                   76,561          6,112
  Wyeth                                       167,266          9,591
  Zimmer Holdings*                             29,655          2,517
                                                        ------------
                                                             194,542
                                                        ------------
INDUSTRIALS -- 11.1%
  3M                                           89,582          7,775
  Allied Waste Industries*                     31,842            429
  American Standard                            21,833          1,288
  Avery Dennison                               11,415            759
  Boeing                                       98,132          9,436
  Burlington Northern Santa Fe                 44,924          3,825

----------------------------------------------------------------------
                                                        Market Value
Description                               Shares        ($ Thousands)
----------------------------------------------------------------------
  C.H. Robinson Worldwide                      21,600   $      1,134
  Caterpillar                                  80,097          6,272
  Cintas                                       17,007            671
  Cooper Industries, Cl A                      22,786          1,301
  CSX                                          54,650          2,464
  Cummins                                      13,070          1,323
  Danaher (D)                                  29,748          2,246
  Deere                                        28,351          3,423
  Dover                                        25,637          1,311
  Eaton                                        18,269          1,699
  Emerson Electric                             99,806          4,671
  Equifax                                      17,225            765
  FedEx                                        38,405          4,262
  Fluor                                        11,022          1,228
  General Dynamics                             50,726          3,968
  General Electric                          1,285,007         49,190
  Goodrich                                     15,720            936
  Honeywell International                      96,755          5,445
  Illinois Tool Works                          51,724          2,803
  Ingersoll-Rand, Cl A                         38,506          2,111
  ITT                                          22,700          1,550
  L-3 Communications Holdings                  15,523          1,512
  Lockheed Martin                              44,394          4,179
  Masco (D)                                    45,668          1,300
  Monster Worldwide*                           16,034            659
  Norfolk Southern                             49,626          2,609
  Northrop Grumman                             42,519          3,311
  Paccar (D)                                   30,994          2,698
  Pall                                         15,395            708
  Parker Hannifin                              14,514          1,421
  Pitney Bowes                                 27,575          1,291
  Precision Castparts                          17,100          2,075
  Raytheon                                     55,768          3,005
  Robert Half International (D)                21,027            767
  Rockwell Automation                          19,126          1,328
  Rockwell Collins                             21,078          1,489
  RR Donnelley & Sons                          27,311          1,188
  Ryder System                                  7,554            406
  Southwest Airlines (D)                       98,549          1,469
  Terex (D)*                                   12,800          1,041
  Textron                                      15,649          1,723
  Tyco International                          245,531          8,296
  Union Pacific                                33,847          3,897
  United Parcel Service, Cl B                 132,490          9,672
  United Technologies                         123,683          8,773
  Waste Management                             63,628          2,485
  WW Grainger                                   8,965            834
                                                        ------------
                                                             190,421
                                                        ------------
INFORMATION TECHNOLOGY -- 15.0%
  Adobe Systems*                               73,536          2,953
  Advanced Micro Devices (D)*                  69,363            992
  Affiliated Computer Services, Cl A*          12,349            700
  Agilent Technologies*                        50,506          1,941
  Altera*                                      44,551            986
  Analog Devices                               41,699          1,570
  Apple*                                      107,592         13,131
  Applied Materials (D)                       174,650          3,470
  Autodesk*                                    29,017          1,366
  Automatic Data Processing                    68,850          3,337
  Avaya*                                       56,668            954
  BMC Software*                                25,549            774
  Broadcom, Cl A*                              58,936          1,724
  CA (D)                                       51,427          1,328
  Ciena (D)*                                   10,642            385
  Cisco Systems*                              756,163         21,059
  Citrix Systems (D)*                          22,542            759
--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index
June 30, 2007


----------------------------------------------------------------------
                                                        Market Value
Description                               Shares        ($ Thousands)
----------------------------------------------------------------------
  Cognizant Technology Solutions, Cl A*        17,800   $      1,337
  Computer Sciences*                           21,633          1,280
  Compuware*                                   40,575            481
  Convergys*                                   17,076            414
  Corning*                                    196,278          5,015
  Dell*                                       281,974          8,050
  eBay*                                       142,032          4,571
  Electronic Arts*                             38,778          1,835
  Electronic Data Systems                      64,302          1,783
  EMC*                                        263,640          4,772
  Fidelity National Information Services       20,365          1,105
  First Data                                   94,112          3,075
  Fiserv*                                      21,380          1,214
  Google, Cl A*                                27,116         14,192
  Hewlett-Packard                             325,852         14,540
  Intel                                       723,294         17,185
  International Business Machines (D)         170,090         17,902
  Intuit*                                      42,786          1,287
  Jabil Circuit                                23,079            509
  JDS Uniphase (D)*                            26,456            355
  Juniper Networks (D)*                        71,200          1,792
  Kla-Tencor (D)                               23,171          1,273
  Lexmark International, Cl A*                 12,039            594
  Linear Technology (D)                        31,694          1,147
  LSI Logic (D)*                               96,346            724
  Maxim Integrated Products                    40,105          1,340
  MEMC Electronic Materials*                   28,100          1,718
  Micron Technology*                           94,369          1,182
  Microsoft                                 1,049,262         30,922
  Molex                                        17,760            533
  Motorola                                    290,006          5,133
  National Semiconductor (D)                   35,437          1,002
  NCR*                                         22,368          1,175
  Network Appliance*                           46,376          1,354
  Novell*                                      42,389            330
  Novellus Systems (D)*                        15,727            446
  Nvidia*                                      44,432          1,836
  Oracle*                                     495,856          9,773
  Paychex                                      42,456          1,661
  QLogic*                                      19,848            330
  Qualcomm                                    205,732          8,927
  SanDisk (D)*                                 28,400          1,390
  Solectron (D)*                              113,054            416
  Sun Microsystems*                           450,211          2,368
  Symantec*                                   110,447          2,231
  Tektronix                                    10,259            346
  Tellabs*                                     54,699            589
  Teradyne (D)*                                23,707            417
  Texas Instruments                           179,034          6,737
  Unisys (D)*                                  43,195            395
  VeriSign (D)*                                30,700            974
  Western Union*                               96,512          2,010
  Xerox*                                      118,636          2,192
  Xilinx (D)                                   35,709            956
  Yahoo! (D)*                                 152,638          4,141
                                                        ------------
                                                             256,685
                                                        ------------
MATERIALS -- 3.0%
  Air Products & Chemicals                     27,026          2,172
  Alcoa                                       108,735          4,407
  Allegheny Technologies                       12,759          1,338
  Ashland                                       6,993            447
  Ball                                         12,891            685
  Bemis                                        13,090            434
  Dow Chemical                                118,875          5,257
  E.I. Du Pont de Nemours (D)                 115,535          5,874

----------------------------------------------------------------------
                                                        Market Value
Description                               Shares        ($ Thousands)
----------------------------------------------------------------------
  Eastman Chemical                             10,508   $        676
  Ecolab                                       22,230            949
  Freeport-McMoRan Copper & Gold, Cl B         46,868          3,882
  Hercules*                                    14,607            287
  International Flavors & Fragrances            9,794            511
  International Paper                          53,370          2,084
  MeadWestvaco (D)                             22,815            806
  Monsanto                                     67,948          4,589
  Newmont Mining                               56,408          2,203
  Nucor                                        37,682          2,210
  Pactiv*                                      16,587            529
  PPG Industries                               20,545          1,564
  Praxair                                      40,099          2,887
  Rohm & Haas                                  17,822            975
  Sealed Air                                   20,128            624
  Sigma-Aldrich (D)                            16,536            706
  Temple-Inland                                13,177            811
  United States Steel                          14,826          1,612
  Vulcan Materials                             11,849          1,357
  Weyerhaeuser                                 26,388          2,083
                                                        ------------
                                                              51,959
                                                        ------------
TELECOMMUNICATION SERVICES -- 3.7%
  Alltel                                       42,582          2,876
  AT&T                                        768,358         31,887
  CenturyTel                                   13,960            685
  Citizens Communications                      42,331            646
  Embarq (D)                                   18,786          1,191
  Qwest Communications International (D)*     196,126          1,903
  Sprint Nextel (D)                           360,422          7,464
  Verizon Communications                      362,122         14,909
  Windstream                                   59,646            880
                                                        ------------
                                                              62,441
                                                        ------------
UTILITIES -- 3.4%
  AES*                                         83,090          1,818
  Allegheny Energy*                            20,568          1,064
  Ameren (D)                                   25,844          1,267
  American Electric Power                      49,615          2,235
  Centerpoint Energy (D)                       40,068            697
  CMS Energy (D)                               27,892            480
  Consolidated Edison (D)                      32,233          1,454
  Constellation Energy Group                   22,599          1,970
  Dominion Resources (D)                       43,670          3,769
  DTE Energy (D)                               22,145          1,068
  Duke Energy (D)                             157,222          2,877
  Dynegy, Cl A*                                50,289            475
  Edison International                         40,753          2,287
  Entergy                                      24,764          2,658
  Exelon                                       83,754          6,081
  FirstEnergy (D)                              37,487          2,426
  FPL Group                                    50,720          2,878
  Integrys Energy Group                         9,434            479
  KeySpan                                      21,997            923
  Nicor                                         5,525            237
  NiSource                                     34,279            710
  PG&E                                         43,829          1,985
  Pinnacle West Capital                        12,549            500
  PPL                                          48,171          2,254
  Progress Energy (D)                          32,183          1,467
  Public Service Enterprise Group              31,565          2,771
  Questar                                      21,400          1,131
  Sempra Energy                                32,865          1,947
  Southern (D)                                 93,635          3,211
--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index
June 30, 2007


----------------------------------------------------------------------
                                   Shares/Face Amount   Market Value
Description                             ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
  TECO Energy                                  26,212   $        450
  TXU (D)                                      57,424          3,865
  Xcel Energy                                  51,019          1,044
                                                        ------------
                                                              58,478
                                                        ------------
Total Common Stock
  (Cost $735,022) ($ Thousands)                            1,667,846
                                                        ------------
CORPORATE OBLIGATIONS (E) (F) -- 1.7%

FINANCIALS -- 1.7%
  American General Finance (G)
    5.370%, 07/16/07                          $ 2,306          2,306
  Bear Stearns EXL
    5.380%, 07/16/07                            4,561          4,561
  Countrywide Financial MTN, Ser A
    5.437%, 08/06/07                            3,843          3,843
  Jackson National Life Funding (G)
    5.320%, 07/02/07                            5,637          5,637
  Morgan Stanley EXL
    5.400%, 07/05/07                              897            897
  Nationwide Building Society (G)
    5.370%, 07/09/07                            2,562          2,562
  Northern Rock (G)
    5.380%, 07/03/07                            2,639          2,639
  Premium Asset Trust, Ser 2004-10(G)
    5.380%, 07/16/07                            3,587          3,587
  SLM MTN
    5.330%, 07/16/07                            2,819          2,819
                                                        ------------
Total Corporate Obligations
  (Cost $28,852) ($ Thousands)                                28,851
                                                        ------------
ASSET-BACKED SECURITIES (E) (F) (G) -- 0.1%

MORTGAGE RELATED SECURITIES -- 0.1%
  Duke Funding, Ser 2004-6B, Cl A1S1
    5.420%, 07/09/07                            1,922          1,922
                                                        ------------
Total Asset-Backed Securities
  (Cost $1,922) ($ Thousands)                                  1,922
                                                        ------------
U.S. TREASURY OBLIGATION (A) (B) -- 0.2%
  United States Treasury Bill,
    4.591%, 09/06/07                            2,960          2,935
                                                        ------------
Total U.S. Treasury Obligation
  (Cost $2,934) ($ Thousands)                                  2,935
                                                        ------------
MASTER NOTE (A) (E) -- 0.1%
  Bear Stearns
    5.495%, 07/02/07                            2,562          2,562
                                                        ------------
Total Master Note
  (Cost $2,562) ($ Thousands)                                  2,562
                                                        ------------
CASH EQUIVALENTS (C) -- 8.9%
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A, 5.330% **         32,395,566         32,396
  SEI Liquidity Fund LP, 5.500% ** (E)    120,427,988        120,428
                                                        ------------
Total Cash Equivalents
  (Cost $152,824) ($ Thousands)                              152,824
                                                        ------------


----------------------------------------------------------------------
                                   Shares/Face Amount   Market Value
Description                             ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
REPURCHASE AGREEMENTS (E) (H) -- 0.7%
Barclays
  5.350%, dated 06/29/07, to be
  repurchased on 07/02/07, repurchase
  price $1,458,005 (collateralized by a
  U.S. Government Obligation, par
  value $1,481,802, 3.625%, 02/15/08;
  with total market value $1,486,519)         $ 1,457   $      1,457
Lehman Brothers
  5.330%, dated 06/29/07, to be
  repurchased on 07/02/07, repurchase
  price $10,253,777 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $1,010,698, -
  1,161,618, 0.000% - 6.500%,
  12/17/07- 06/15/22; with total market
  value $10,454,272)                           10,249         10,249
                                                        ------------
Total Repurchase Agreements
  (Cost $11,706) ($ Thousands)                                11,706
                                                        ------------
Total Investments -- 109.3%
  (Cost $935,822) ($ Thousands) (1)                     $  1,868,646
                                                        ============

The Fund had the following long futures contracts open as of June 30, 2007.
                 Number                              Unrealized
    Type of        of          Expiration           Depreciation
    Contract    Contracts         Date             ($ Thousands)
--------------------------------------------------------------------------------
  S&P 500
  E-Mini           557         Sept. 2007           ($218)

 Percentages are based on Net Assets of $ 1,709,387 (Thousands).
* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of June 30, 2007.
+ Real Estate Investments Trust
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C) Investment in Affiliated Registered Investment Company. (see Note 3 in the Funds most recent financial statements.)
(D) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $161,207 ($Thousands).
(E) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $165,469
($ Thousands).
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.
(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(H) Tri-Party Repurchase Agreement
Cl -- Class
EXL -- Extendable Maturity
LP -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series




--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index
June 30, 2007



(1) At June 30, 2007, the tax basis cost of the Fund's investments was $938,249 ($ Thousands), and the unrealized appreciation and depreciation were $956,144 ($ Thousands) and $(25,747) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  SEI Index Funds


By (Signature and Title)*                     /s/ Robert A. Nesher
                                              --------------------
                                              Robert A. Nesher
                                              President & CEO
Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ Robert A. Nesher
                                              --------------------
                                              Robert A. Nesher
                                              President & CEO

Date August 29, 2007

By (Signature and Title)*                     /s/ Stephen F. Panner
                                              ---------------------
                                              Stephen F. Panner
                                              CFO
Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.